Consolidated Statements of Profit or Loss - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
REVENUE	₸ 2,532,156	₸ 1,913,490	₸ 1,270,592
Net fee revenue	1,275,125	987,967	679,782
Interest revenue	1,082,668	833,516	574,426
Retail revenue	163,134	68,807
Other gains/(losses)	11,229	23,200	16,384
COSTS AND OPERATING EXPENSES	(1,249,867)	(891,486)	(550,018)
Interest expenses	(616,116)	(478,010)	(278,676)
Transaction expenses	(29,494)	(27,470)	(22,188)
Cost of goods and services	(303,858)	(166,356)	(82,747)
Technology & product development	(109,553)	(88,657)	(60,807)
Sales & marketing	(43,990)	(21,891)	(25,618)
General & administrative expenses	(32,899)	(29,468)	(24,772)
Provision expenses	(113,957)	(79,634)	(55,210)
NET INCOME BEFORE TAX	1,282,289	1,022,004	720,574
Income tax	(225,455)	(173,234)	(131,730)
NET INCOME	1,056,834	848,770	588,844
Attributable to:
Shareholders of the Company	1,039,739	841,351	585,026
Non-controlling interest	17,095	7,419	3,818
NET INCOME	₸ 1,056,834	₸ 848,770	₸ 588,844
Earnings per share
Basic (KZT)	₸ 5,477	₸ 4,431	₸ 3,051
Diluted (KZT)	₸ 5,431	₸ 4,381	₸ 3,016